Segment Information Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Net Sales				Gross Margin
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
Climate	$4,053	$954	$2,660	$2,835	$351	$118	$322	$374
Electronics	1,367	326	935	1,208	128	89	136	125
Interiors	2,285	554	1,641	2,137	139	37	89	115
Eliminations	(173)	(57)	(134)	(117)	—	—	—	—
Total Products	7,532	1,777	5,102	6,063	618	244	547	614
Services	—	1	142	265	—	—	2	4
Total consolidated	$7,532	$1,778	$5,244	$6,328	$618	$244	$549	$618

Segment Operating Assets [Table Text Block]
Segment Operating Assets

	Inventories, net		Property and Equipment, net
	2011	2010	2011	2010
	(Dollars in Millions)
Climate	$236	$214	$934	$968
Electronics	66	73	144	159
Interiors	47	50	171	212
Other	32	27	42	109
Total Products	381	364	1,291	1,448
Corporate	—	—	121	128
Total consolidated	$381	$364	$1,412	$1,576

Segment Expenditures [Table Text Block]
Segment Expenditures

	Depreciation and Amortization				Capital Expenditures
	Successor		Predecessor		Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended	Year Ended	Year Ended	Three Months Ended	Nine Months Ended	Year Ended
	December 31		October 1	December 31	December 31		October 1	December 31
	2011	2010	2010	2009	2011	2010	2010	2009
	(Dollars in Millions)
Climate	$187	$46	$102	$137	$168	$56	$60	$74
Electronics	40	8	20	44	26	11	12	19
Interiors	37	8	27	49	38	14	20	34
Other	—	—	—	—	18	7	17	16
Total Products	264	62	149	230	250	88	109	143
Corporate	31	7	36	77	8	4	8	8
Total consolidated	$295	$69	$185	$307	$258	$92	$117	$151

Financial Information by Geographical Region [Table Text Block]
Financial Information by Geographic Region

	Net Sales				Property and Equipment, net
	Successor		Predecessor
	Year Ended December 31	Three Months Ended December 31	Nine Months Ended October 1	Year Ended December 31
	2011	2010	2010	2009	2011	2010
		(Dollars in Millions)
Geographic region:
United States	$1,104	$237	$1,005	$1,549	$199	$240
Mexico	15	4	22	16	26	27
Canada	105	21	61	46	29	31
Intra-region eliminations	(6)	(4)	(26)	(21)	—	—
North America	1,218	258	1,062	1,590	254	298
Germany	199	40	129	158	20	26
France	713	177	512	609	96	101
United Kingdom	—	—	—	34	3	4
Portugal	468	91	304	441	78	80
Spain	421	115	311	287	42	45
Czech Republic	246	61	195	234	67	121
Hungary	321	82	258	315	63	65
Other Europe	517	125	292	293	70	63
Intra-region eliminations	(114)	(29)	(80)	(93)	—	—
Europe	2,771	662	1,921	2,278	439	505
Korea	2,488	583	1,520	1,589	428	476
China	555	125	325	380	116	90
India	341	82	216	213	80	96
Japan	221	62	152	138	13	14
Other Asia	244	71	177	142	27	33
Intra-region eliminations	(304)	(66)	(166)	(158)	—	—
Asia	3,545	857	2,224	2,304	664	709
South America	511	123	386	427	55	64
Inter-region eliminations	(513)	(122)	(349)	(271)	—	—
	$7,532	$1,778	$5,244	$6,328	$1,412	$1,576